UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: ______________
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA 95052-8119

Form 13F File Number: 28-5160

Person Signing this Report on Behalf of Reporting Manager:

Arvind Sodhani, Vice President and Treasurer (408) 765-1240

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:

[signature] ______________ Santa Clara, California May 14, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

FORM 13F SUMMARY PAGE

REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:	-0-
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	**$1,585**

*Confidential Treatment Requested: Confidential treatment is requested for the information shown on this Form 13F which is being filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

CONFIDENTIAL TREATEMENT REQUESTED
FORM 13F Information Table
REPORTING MANAGER: INTEL CORPORATION

ITEM 1: NAME OF ISSUER	ITEM 2: TITLE OF CLASS	ITEM 3: CUSIP NUMBER	ITEM 4: FAIR MARKET VALUE (000)	ITEM 5: SHARES OR PRINCIPAL AMOUNT	SH/PRN	ITEM 6: INVESTMENT DISCRETION	ITEM 7: MANAGERS	ITEM 8: VOTING AUTHORITY (A) SOLE	(B) SHARED	(C) NONE
ROBOTIC VISION SYS INC.	COM	771074101	$1,585	1,309,850	SH	SOLE		1,309,850		
	FAIR MARKET VALUE	TOTAL:	$1,585							